Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Common Stock	Treasury Stock, Common	Additional Paid-In Capital	AOCI Attributable to Parent [Member]	Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,454,000
Treasury Stock Shares Held			201,000
Balance at at Dec. 31, 2020	$ 111,906,000	$ 35,000	$ (4,331,000)	$ 18,230,000	$ 12,942,000	$ 85,030,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	12,774,000					12,774,000
Other Comprehensive Income (Loss), Net of Tax	$ (7,726,000)				(7,726,000)
Conversion of Stock, Shares Converted	295,600
Cash Dividends on Common Stock	$ (1,431,000)					(1,431,000)
Balance at at Dec. 31, 2021	115,523,000	$ 35,000	$ (4,331,000)	18,230,000	5,216,000	96,373,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,454,000
Treasury Stock Shares Held			201,000
Net Income	10,228,000					10,228,000
Other Comprehensive Income (Loss), Net of Tax	(45,995,000)				(45,995,000)
Cash Dividends on Common Stock	(2,472,000)					(2,472,000)
Balance at at Dec. 31, 2022	$ 160,233,000	$ 35,000	$ (4,331,000)	$ 18,230,000	$ (40,779,000)	$ 104,129,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding		3,454,000
Treasury Stock Shares Held	200,933		201,000